LEASES - Maturities of lease liabilities (Details) $ in Thousands	Mar. 31, 2022 USD ($)
LEASES
2022 (remaining)	$ 10,543
2023	11,811
2024	12,205
2025	12,106
2026	6,679
Thereafter	24,918
Total undiscounted lease payments	78,262
Less: imputed interest	(14,623)
Total lease liabilities	$ 63,639